Earnings Per Share (Basic and Diluted)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Earnings Per Share (Basic and Diluted)

24. EARNINGS PER SHARE (BASIC AND DILUTED)

For the year ended December 31,		2018		2017
	Earnings (Numerator)	Shares (000’s) (Denominator)	Per-Share Amount	Earnings (Numerator)	Shares (000’s) (Denominator)	Per-Share Amount
Net earnings (1)	$10,294			$120,991
Basic EPS	$10,294	153,315	$0.07	$120,991	153,070	$0.79
Effect of Dilutive Securities:
Stock Options	—	207		—	283
Diluted EPS	$10,294	153,522	$0.07	$120,991	153,353	$0.79

(1)	Net earnings attributable to equity holders of the Company.

Potentially dilutive securities excluded in the diluted earnings per share calculation for the year ended December 31, 2018 were 45,705 out-of-the-money options (2017 – 279,943).